Debt, Banking Arrangements, and Leases Accounting standards issued and adopted (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accounting standards issued and adobted [Abstract]
Debt issuance costs	$ 91	$ 74